Consolidated Statements Of Earnings (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Total cost of sales, restaurant depreciation and amortization	$ 326.9	$ 295.6	$ 283.4
Losses from discontinued operations, tax benefit	$ 0.7	$ 1.5	$ 1.5